Employee Benefits - Recorded Severance Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movements in Severance Benefits [Roll Forward]
Beginning of Year	$ 627	$ 656	$ 800
Charged to Expense	2,093	581	417
Payments	(560)	(564)	(583)
Other	(4)	(46)	22
End of Year	$ 2,156	$ 627	$ 656